Shareholders' equity - Schedule of stockholders equity (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Changes in stockholders equity
Common stock, beginning balance (in shares)		733,727,803	717,490,830
Issuance of shares in connection with acquisitions (in shares)		12,800,791	12,329,002
Issuance of shares in connection with public offering (in shares)			2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization (in shares)			(254,315)
Acquisition escrow shares returned and retired (in shares)		(170,158)	(350,794)
Exercise (in shares)		75,391	211,775
Issuance of SVS for settlement of RSUs (in shares)		3,228,557	1,601,305
Issuance of SVS* for settlement of PSUs (in shares)		396,537
Common stock, ending balance (in shares)		750,058,921	733,727,803
SVS | Common shares
Changes in stockholders equity
Common stock, beginning balance (in shares)		639,757,098	623,520,125
Issuance of shares in connection with acquisitions (in shares)		12,800,791	12,329,002
Issuance of shares in connection with public offering (in shares)			2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization (in shares)	[1]		(254,315)
Acquisition escrow shares returned and retired (in shares)		(170,158)	(350,794)
Exercise (in shares)		75,391	211,775
Issuance of SVS for settlement of RSUs (in shares)		3,228,557	1,601,305	[1]
Issuance of SVS* for settlement of PSUs (in shares)	[1]	396,537
Common stock, ending balance (in shares)		656,088,216	639,757,098
MVS | Common shares
Changes in stockholders equity
Common stock, beginning balance (in shares)		93,970,705	93,970,705
Common stock, ending balance (in shares)		93,970,705	93,970,705

[1]	*as defined herein